Principal accounting policies - Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Dividends declared	$ 0	$ 0	$ 0